Administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Administrative expenses

NOTE 6: ADMINISTRATIVE EXPENSES

Administrative expenses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Payroll and related costs	$7,055	$5,988	$5,231
Professional fees	4,612	4,499	3,733
Other expenses	5,130	2,964	3,217
Depreciation of RoU asset	542	589	630
Depreciation of tangible assets	250	529	711
Total	$17,589	$14,569	$13,522

As of December 31, 2022, the Company employed 412 land-based employees: 27 employees in the Asuncion, Paraguay office, 53 employees at the port facility in San Antonio, Paraguay, 99 employees in the Buenos Aires, Argentina office, six employees in the Montevideo, Uruguay office, 215 employees at the dry port facilities in Uruguay, and 12 employees in the Corumba, Brazil office and 577 seafarers as crew on their vessels.